Acquisitions - Escrow Agreement (Details) - Jet Cooper Ltd. and Atatomic Inc. - Sellers' Continued Employment Agreement $ in Thousands		12 Months Ended
	Jul. 31, 2013 CAD shares	Dec. 31, 2015 CAD shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CAD shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 CAD shares	Dec. 31, 2013 USD ($) shares
Business Acquisition, Contingent Consideration [Line Items]
Restricted cash transferred to escrow | CAD	CAD 468,000
Restricted cash released from escrow | CAD		CAD 0		CAD 280,000		CAD 188,000
Restricted shares
Business Acquisition, Contingent Consideration [Line Items]
Restricted shares transferred to escrow (in shares) | shares	289,435
Share vesting period	3 years
Restricted shares released from escrow (in shares) | shares		82,697	82,697	118,301	118,301	40,200	40,200
Restricted shares released from escrow, fair value amount | $			$ 345		$ 493		$ 168